CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 21, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (1,334)	$ (14,374)	$ (3,357)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization expense	59	3,107	66
Amortization of debt issuance costs and discount	134	30	27
Parent's contributions for acquisitions		705
Loss on disposal of property and equipment		227
Equity-based compensation expense	997		2,288
Deferred income tax benefits		(3,658)
Changes in assets and liabilities:
Accounts receivable	(548)	(1,625)	2,295
Contract assets	(433)	11	37
Inventory	(30)	(67)
Prepaid expenses and other assets	(354)	(568)	(115)
Accounts payable and accrued expenses	4,647	2,647	674
Deferred revenue	64	3,621	3,613
Other liabilities	(40)	(5,706)	137
Net cash (used in) provided by operating activities	3,162	(15,650)	5,665
Cash flows from investing activities:
Acquisition of businesses, net of cash acquired		(79,531)
Purchase of property, plant and equipment, net	(250)	(917)	(191)
Advance to related party		(4,874)
Net cash used in investing activities	(250)	(85,322)	(191)
Cash flows from financing activities:
Repayments of term loans	(102)	(4,661)	(182)
Proceeds from term loans	1,463	81,289	1,000
Parent's contribution		46,077
Net cash provided by financing activities	1,361	122,705	818
Effect of foreign currency rate changes on cash and cash equivalents	(6)	343	(13)
Net (decrease) increase in cash and cash equivalents	4,267	22,076	6,279
Cash and cash equivalents at beginning of period	9,292		3,013
Cash and cash equivalents at end of period	13,559	22,076	9,292
Cash paid during the period for:
Interest	70	196	109
Income taxes	$ 41	135	(9)
Non-cash investing activity
Parent's contribution for acquisition of businesses		(5,981)
Purchase of intangible assets settled by Parent		(300)
Purchase of property, plant and equipment directly settled by term loan			$ (72)
Property, plant and equipment expenditures included in accounts payable or accrued liabilities		$ 83